Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in the valuation allowance	$ 386,973	$ 239,426
Uncertain tax positions	0	0
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 0	$ 0